Current Convertible Notes Payable and Other Notes Payable (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes Payable
Convertible Notes Payable
Payee	No.	Effective Date	Due Date	From Effective	Following Maturity	Conversion Rate	Issuing Purpose	As of 12/31/2021	Addition	Payment	As of 3/31/2022	Accrued Interest
Current Convertible Notes Payable:
Stephen Chen	#1.16	1/30/2016	Payable on demand	0.75%	N/A	$ 0.17	working capital	114,026	-	-	114,026	6,050
Stephen Chen	#2.16	3/18/2016	Payable on demand	0.65%	N/A	$ 0.19	working capital	262,500	-	-	262,500	10,298
								376,526	-	-	376,526	16,348
Ainos KY	#12.21	4/27/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	15,000	-	-	15,000	257
Ainos KY	#13.21	5/5/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	20,000	-	-	20,000	335
Ainos KY	#14.21	5/25/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	30,000	-	-	30,000	471
Ainos KY	#15.21	5/28/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	35,000	-	-	35,000	545
Ainos KY	#16.21	6/9/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	300,000	-	-	300,000	4,486
Ainos KY	#17.21	6/21/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	107,000	-	-	107,000	1,535
Ainos KY	#18.21	7/2/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	54,000	-	-	54,000	744
Ainos KY	#19.21	9/1/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	120,000	-	-	120,000	1,289
Ainos KY	#20.21	9/28/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	300,000	-	-	300,000	2,798
Ainos KY	#21.21	11/10/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	50,000	-	-	50,000	357
Ainos KY	#22.21	11/25/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	450,000	-	-	450,000	2,851
Ainos KY	#23.21	11/29/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	300,000	-	-	300,000	1,840
Ainos KY	#24.21	12/29/2021	2/28/2023 (1)	1.85%	N/A	$ 0.20	working capital	1,219,000	-	-	1,219,000	5,684
								3,000,000	-	-	3,000,000	23,192
Total convertible notes payable- related parties								3,376,526	-	-	3,376,526	39,540
Non-Convertible Notes Payable:
Stephen Chen	#9.21	1/1/2021	4/14/2021	0.13%	N/A	N/A	working capital	129,405	-	-	129,405	354
Ainos KY	#26.22 (2)	3/4/2022	3/31/2023	1.85%	N/A	N/A	working capital	-	800,000	-	800,000	1,135
			Non-convertible notes payable-related party					129,405	800,000	-	929,405	1,489
i2 China	#8b.20	1/1/2020	1/1/2021	1.85%	N/A	N/A	consulting fee	84,000	-	-	84,000	3,527
			Non-Convertible Notes payable- non-related party					84,000			84,000	3,527
			Total non-convertible notes payable					213,405	800,000	-	1,013,405	5,016
		Total convertible and non-convertible						3,589,931	800,000	-	4,389,931	44,556

Payee	No.	Effective Date	Due Date	From Effective	Following Maturity	Conversion Rate	Issuing Purpose	1/1/2021	Addition	Payment	12/31/2021	Accrued Interest
Convertible notes payable:
Stephen Chen	#1.16	1/30/2016	Payable on demand	0.75%	NA	$ 0.17	working capital	114,026			114,026	5,839
Stephen Chen	#2.16	3/18/2016	Payable on demand	0.65%	NA	$ 0.19	working capital	262,500			262,500	9,878
Stephen Chen	#3.19	912019	9/1/2020	1.85%	10%	$ 0.25	salary	39,620		(39,620)	0	0
Stephen Chen	#4.19	1212019	12/31/2020	1.61%	10%	$ 0.25	working capital	14,879		(14,879)	0	0
Stephen Chen	#6.20	112020	1/1/2021	1.85%	10%	$ 0.25	salary	216,600		(216,600)	0	0
Stephen Chen	#7.20	112020	1/2/2021	1.60%	10%	$ 0.25	working capital	23,366		(23,366)	0	0
Stephen Chen	#10.21	112021	4/1/2021	1.85%	1.85%	$ 0.25	salary		59,025	(59,025)	0	0
Stephen Chen	#11.21	412021	5/1/2021	1.85%	10%	$ 0.25	salary		10,000	(10,000)	0	0
								670,991	69,025	(363,490)	376,526	15,717
Ainos KY	#12.21	4/27/2021	10/27/2021	1.85%	NA	$ 0.20	working capital		15,000		15,000	189
Ainos KY	#13.21	5/5/2021	11/5/2021	1.85%	NA	$ 0.20	working capital		20,000		20,000	243
Ainos KY	#14.21	5/25/2021	11/25/2021	1.85%	NA	$ 0.20	working capital		30,000		30,000	335
Ainos KY	#15.21	5/28/2021	11/28/2021	1.85%	NA	$ 0.20	working capital		35,000		35,000	385
Ainos KY	#16.21	6/9/2021	12/9/2021	1.85%	NA	$ 0.20	working capital		300,000		300,000	3,117
Ainos KY	#17.21	6/21/2021	12/21/2021	1.85%	NA	$ 0.20	working capital		107,000		107,000	1,047
Ainos KY	#18.21	7/2/2021	1/2/2022	1.85%	NA	$ 0.20	working capital		54,000		54,000	498
Ainos KY	#19.21	912021	3/1/2022	1.85%	NA	$ 0.20	working capital		120,000		120,000	742
Ainos KY	#20.21	9/28/2021	3/28/2022	1.85%	NA	$ 0.20	working capital		300,000		300,000	1,429
Ainos KY	#21.21	11102021	5102022	1.85%	NA	$ 0.20	working capital		50,000		50,000	129
Ainos KY	#22.21	11252021	11/25/2022	1.85%	NA	$ 0.20	working capital		450,000		450,000	798
Ainos KY	#23.21	11/29/2021	5/29/2022	1.85%	NA	$ 0.20	working capital		300,000		300,000	471
Ainos KY	#24.21	12292021	6/29/2022	1.85%	NA	$ 0.20	working capital		1,219,000		1,219,000	124
								0	3,000,000	0	3,000,000	9,507
				Total convertible notes payable- related parties				670,991	3,069,025	(363,490)	3,376,526	25,224
i2 China	#5.19	9/1/2019	9/1/2020	1.85%	10%	$ 0.25	consulting fee	16,000		(16,000)	0	0
i2 China	#8a.20	1/1/2020	1/1/2021	1.85%	10%	$ 0.25	consulting fee	48,000		(48,000)	0	0
i2 China	#11.21	112020	4/1/2021	1.85%	10%	$ 0.25	consulting fee		37,000	(37,000)	0	0
				Total convertible notes payable- non-related party				64,000	37,000	(101,000)	0	0
				Total Convertible notes payable				734,991	3,106,025	(464,490)	3,376,526	25,224
Notes payable:
Stephen Chen	#9.21	1/1/2021	4/14/2021	0.13%	10%	NA	working capital	134,010	145,395	(150,000)	129,405	312
				Notes payable-related party				134,010	145,395	(150,000)	129,405	312
i2 China	#8b.20	1/1/2020	1/1/2021	1.85%	10%	NA	consulting fee	84,000			84,000	3,137
				Notes payable- non-related party				84,000	0	0	84,000	3,137
				Total notes payable				218,010	145,395	(150,000)	213,405	3,449
				Total convertible and non-convertible				953,001	3,251,420	(614,490)	3,589,931	28,673